Available-for-sale Financial Assets–noncurrent (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available-for-sale financial assets [Abstract]
Equity securities	$ 4,348,134	$ 3,030,278